Retirement Plans	12 Months Ended
Dec. 28, 2013
Retirement Plans [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
RETIREMENT PLANS
Defined Contribution Plans: The Company has a 401(k) profit sharing plan that provides retirement benefits to substantially all full-time U.S. employees. Eligible employees may contribute a percentage of their annual compensation, subject to IRS limitations, with the Company matching a portion of the employees' contributions at the discretion of the Company's Board of Directors. In addition, the Company has defined contribution programs for employees in certain countries outside the United States. Company contributions under all defined contribution plans totaled $26 million, $26 million and $23 million in 2013, 2012 and 2011, respectively.
The Company also has a non-qualified deferred compensation plan that provides certain officers and employees the ability to defer a portion of their compensation until a later date. The deferred amounts and earnings thereon are payable to participants, or designated beneficiaries, at specified future dates upon retirement, death or termination from the Company. The deferred compensation liability, which is classified as other liabilities, was approximately $282 million and $234 million at December 28, 2013 and December 29, 2012, respectively.
Defined Benefit Plans: The Company has funded and unfunded defined benefit plans for employees in certain countries outside the United States. The Company had an accrued liability totaling $17 million and $16 million at December 28, 2013 and December 29, 2012, respectively, which approximated the actuarial calculated unfunded liability. The amount of funded plan assets and the amount of pension expense was not material. In connection with the legacy cardiac rhythm management restructuring actions (see Note 9), the Company elected to terminate its defined benefit pension plan in Sweden and made a lump sum settlement payment of $31 million during the fourth quarter of 2011 and recognized a pension settlement charge of $13 million.